OPERATING LEASES - Schedule of lease and Non-Lease Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Lease, Cost [Abstract]
Operating lease costs	$ 2,324
Short-term lease costs	1,000
Amortization of prepaid land leases	454	$ 384	$ 264
Total lease costs	$ 3,778